united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 10/31/23

ITEM 1. REPORTS TO SHAREHOLDERS.

Redwood Managed Volatility Fund
Class N RWDNX Class I RWDIX Class Y RWDYX

Redwood Managed Municipal Income Fund
Class N RWMNX Class I RWMIX

Redwood AlphaFactor® Tactical International Fund
Class N RWINX Class I RWIIX

Redwood Systematic Macro Trend ("SMarT") Fund
Class N RWSNX Class I RWSIX

Advised by Redwood Investment Management, LLC

Annual Report
October 31, 2023

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

Dear Shareholder,

Redwood Managed Volatility Fund (RWDIX): -2.23%*

*	Class I – From November 1, 2022 through October 31, 2023 Source: Ultimus Fund Solutions.

During the Redwood Managed Volatility Fund’s (the “Fund”) fiscal year, risk markets staged a recovery as inflation cooled and the Federal Reserve signaled the end of its aggressive rate hiking policy. However, while equity securities managed to recoup some of their losses from the year before, many fixed-income asset classes liked treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund returned -2.23% (Source: Ultimus). Utilizing our quantitative risk-managed process, the Fund had several tactical shifts to and from defensive posturing in cash and short term debt that resulted in the Fund being exposed to risk assets for only a portion of the period. The Fund derived most of its total return from derivative products, such as total-return swaps and CDX, tied to U.S. corporate high-yield bond exposure. A positive contribution to Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX) at the end of June. Due to the tactical nature of the strategy, the Fund did not fully participate in the recovery and underperformed in comparison to its benchmark, the BofA Merrill Lynch 3-5** Year Treasury Index which returned 1.73% (Source: Ultimus).

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a disciplined, quantitative approach, aiming to minimize the subjectivity of investing.

**	Bank of America Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of three to five years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Dear Shareholder,

Redwood Managed Municipal Income Fund (RWMIX): -0.83%*

*	Class I – From November 1, 2022 through October 31, 2023. Source: Ultimus Fund Solutions.

During the Redwood Managed Municipal Income Fund’s (the “Fund”) fiscal year, risk markets staged a recovery as inflation cooled and the Federal Reserve signaled the end of its aggressive rate hiking policy. However, while equity securities managed to recoup some of their losses from the year before, many fixed-income asset classes liked treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund returned -0.83% (Source: Ultimus). Utilizing our quantitative risk-managed process, the Fund had several tactical shifts to and from defensive posturing in cash and municipal money market funds that resulted in the Fund being exposed to high-yield municipal bonds for only a portion of the period. A positive contribution to Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX) at the end of June. The Fund underperformed in comparison to its benchmark, the Bloomberg Municipal Bond Index which returned 2.64% (Source: Ultimus).

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Dear Shareholder,

Redwood AlphaFactor® Tactical International Fund (RWIIX): 4.78%*

*	Class I – From November 1, 2022 through October 31, 2023. Source: Bloomberg.

During the Redwood AlphaFactor® Tactical International Fund’s (the “Fund”) fiscal year, global risk markets gained as Central Banks around the world eased from their aggressive rate hiking policies that has impacted global markets for the past two years.

The Fund posted a gain of 4.78% (Source: Ultimus), underperforming its benchmark, the MSCI All Country World ex-US Index** (MSCI ACWI ex-US), which returned 12.07% (Source: Ultimus). Given the tactical nature of the strategy and our quantitative risk-managed process, the Fund had several tactical shifts to and from defensive posturing in cash and short to intermediate term bonds that resulted in the Fund being exposed to a portfolio of international stock exposure and international equity derivatives for a portion of the period. The defensive moves resulted in the Fund missing some periods of market upside and some performance drag. An additional positive contribution to Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX) at the end of June. The Fund will continue to implement its disciplined quantitative stock selection and risk management process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	The Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-U.S.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Dear Shareholder,

Redwood Systematic Macro Trend (“SMarT”) Fund (RWSIX): 1.27%*

*	Class I – From November 1, 2022 through October 31, 2023. Source: Ultimus Fund Solutions.

During the Redwood Systematic Macro Trend (“SMarT”) Fund’s (the “Fund”) fiscal year, risk markets staged a recovery as inflation cooled and the Federal Reserve signaled the end of its aggressive rate hiking policy. However, while equity securities managed to recoup some of their losses from the year before, many fixed-income asset classes liked treasuries and investment-grade bonds continue to demonstrate uncharacteristic volatility and remain in their worst drawdowns in history.

The Fund posted gain of 1.27% (Source: Ultimus), and underperformed its benchmark, 40% S&P 500/60% Bloomberg U.S. Aggregate Bond Index** which returned 5.15% (Source: Ultimus). Utilizing our quantitative risk-managed process, the Fund had several tactical shifts to and from defensive posturing defensive posturing in cash and short to intermediate term bonds that resulted in the Fund being exposed to risk assets for only a portion of the period. When the Fund was risk on, it was exposed to a combination of exposures including U.S. equity, convertible bonds, preferred stock, high yield corporate bonds, domestic small-cap, and international small-cap stock. These exposures underperformed the large-cap equities that encompass the S&P 500 index. In addition, the Fund underperformed due to the defensive nature of the strategy, resulting in missing some periods of market recovery. A positive contribution to Fund’s total return came from adding exposure to an affiliated, short duration, private debt fund, the Redwood Real Estate Income Fund (ticker: CREMX) at the end of June. The Fund will continue to implement its disciplined quantitative security selection and risk management process.

Capital markets are infinitely complex. Every day, new information becomes available that changes the risk and return dynamic of any investment. We do not attempt to forecast or suggest what may lie ahead. Instead, we utilize a quantitative approach, aiming to minimize the subjectivity of investing.

**	The Composite Index represents a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Barclays Global Aggregate Bond Index. The Composite Index has comparable return characteristics as the Fund and shows how the Fund’s performance directly compares to a blend of the returns of broad-based indices widely recognized in the industry. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

*	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The Bloomberg Barclays Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging market issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

3631-NLD-12/27/2023

Redwood Managed Volatility Fund
PORTFOLIO REVIEW
October 31, 2023 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2023, compared to its benchmark:

		Annualized Five	Annualized Since
	One Year	Years	Inception(a)
Class I	(2.23)%	(2.06)%	0.47%
Class N	(2.51)%	(2.28)%	0.23%
Class Y	(2.12)%	(1.92)%	0.59%
Bank of America Merrill Lynch 3-5 Yr Treasury Index (b)	1.73%	0.63%	0.82%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.60% for Class I shares, 1.82% for Class N shares, and 1.57% for Class Y shares, per the March 1, 2023 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2024 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.67% and 1.92% of average daily net assets attributable to Class I and Class N shares, respectively. There is no expense limitation for Class Y, effective March 1, 2023. Prior to March 1, 2023, the expense limitation was 1.43% for Class Y. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver and/or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b)	Bank of America Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $20,000,000 Investment ^

^	Performance shown is for Class Y shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION
October 31, 2023

% of Net Assets
Short-Term Investments	52.6%
U.S. Government and Agencies	23.0%
Corporate Bonds	15.3%
Closed-End Fund	7.3%
Other Assets in Excess of Liabilities	1.8%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood Managed Municipal Income Fund
PORTFOLIO REVIEW
October 31, 2023 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2023, compared to its benchmark:

		Annualized Five	Annualized
	One Year	Years	Since Inception(a)
Class I	(0.83)%	0.50%	1.34%
Class N	(0.79)%	0.24%	1.09%
Bloomberg U.S. Municipal Bond Index (b)	2.64%	1.00%	1.33%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before expense waiver are 1.36% for Class I shares and 1.61% for Class N share and after expense waivers are 1.35% for Class I shares and 1.60% for Class N shares per the March 1, 2023 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2024 to ensure that total annual Fund operating expenses after expense waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.00% and 1.25% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Municipal Income Fund commenced operations on March 9, 2017.

(b)	The Bloomberg Municipal Index measures the performance of the Bloomberg U.S. Municipal bond market, which covers the USD-denominated Long-Term tax-exempt bond market with four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment^

^	Performance shown is for Class I shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION
October 31, 2023

% of Net Assets
Short-Term Investments	86.5%
Closed-End Fund	11.8%
Open End Funds	0.0% *
Other Assets in Excess of Liabilities	1.7%
Total	100.0%

*	Less than 0.05%.

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood AlphaFactor® Tactical International Fund
PORTFOLIO REVIEW
October 31, 2023 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2023, compared to its benchmark:

		Annualized Five	Annualized
	One Year	Years	Since Inception(a)
Class I	4.78%	2.92%	2.16%
Class N	4.70%	2.04%	1.40%
Redwood AlphaFactor® Tactical International Index (b)	12.48%	7.03%	(1.19)%
MSCI AC World Index ex-US Net (c)	12.07%	3.46%	1.31%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns are calculated using the traded net asset value at the beginning of the year. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before expense waiver and/or reimbursement are 1.29% for Class I shares and 1.54% for Class N share and after expense waivers are 1.26% for Class I shares and 1.51% for Class N shares per the March 1, 2023 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2024 to ensure that total annual Fund operating expenses after expense waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.20% and 1.45% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical International Fund commenced operations on November 2, 2017.

(b)	The Redwood AlphaFactor® Tactical International Index, the Fund advisor’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large and middle capitalization stocks of both developed and emerging markets outside of the U.S. typically of companies with market capitalizations of greater than $2 billion. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-U.S.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment ^

^	Performance shown is for Class I shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION
October 31, 2023

% of Net Assets
Common Stocks	57.2%
Short-Term Investments	19.9%
Closed-End Fund	12.4%
Other Assets in Excess of Liabilities	10.5%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood Systematic Macro Trend (“SMarT”) Fund
PORTFOLIO REVIEW
October 31, 2023 (Unaudited)

The Fund’s performance figures* for the period ended October 31, 2023, compared to its benchmark:

		Annualized Five	Annualized
	One Year	Years	Since Inception(a)
Class I	1.27%	8.34%	6.69%
Class N	1.04%	8.10%	6.44%
MS Category Avg-Tactical Allocation Index (b)	1.06%	2.99%	2.07%
Composite Index (c)	5.15%	3.57%	3.25%
S&P 500 Total Return Index (d)	10.14%	11.01%	10.37%
Bloomberg Global Aggregate Bond Index (e)	1.72%	(1.64)%	(1.72)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.37% for Class I shares and 1.62% for Class N shares per the March 1, 2023 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2024 to ensure that total annual Fund operating expenses after expense waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.30% and 1.55% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Systematic Macro Trend (“SMarT”) Fund commenced operations on November 2, 2017.

(b)	The MS Category Avg-Tactical Allocation Index, Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The MS Category Avg–Tactical Allocation Index is the average of all funds categorized as Tactical Allocation by Morningstar. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The MS Category Avg-Tactical Allocation Index is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of The MS Category Avg-Tactical Allocation Index or any member of the public regarding the advisability of investing in funds categorized as Tactical Allocation generally or in the The MS Category Avg-Tactical Allocation Index in particular or the ability of the SMarT Fund to track general Tactical Allocation market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE SMarT FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

(c)	The Composite Index represents a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Global Aggregate Bond Index. The Composite Index has comparable return characteristics as the Fund and shows how the Fund’s performance directly compares to a blend of the returns of broad-based indices widely recognized in the industry. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(d)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(e)	The Bloomberg Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging market issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Comparison of the Change in Value of a $10,000 Investment^

^	Performance shown is for Class I shares. The performance of the Fund’s other classes may be greater or less than the line shown due to differences in loads and fees paid by shareholders in different share classes.

PORTFOLIO COMPOSITION
October 31, 2023

% of Net Assets
Short-Term Investments	82.3%
Closed-End Fund	13.0%
U.S. Government & Agencies	2.9%
Open End Funds	0.1%
Other Assets in Excess of Liabilities	1.7%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2023

Shares		Fair Value
	CLOSED-END FUND — 7.3%
	REAL ESTATE - 7.3%
560,000	Redwood Real Estate Income Fund, Class I(a) (Cost $14,000,000)	$14,028,000

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 15.3%
	AEROSPACE & DEFENSE — 0.3%
185,000	Bombardier, Inc.(b)	7.8750	04/15/27	178,249
168,000	Howmet Aerospace, Inc.	6.8750	05/01/25	168,781
186,000	TransDigm, Inc.	5.5000	11/15/27	173,347
				520,377
	AUTOMOTIVE — 0.6%
180,000	American Axle & Manufacturing, Inc.	6.2500	03/15/26	174,670
388,000	Ford Motor Company	4.3460	12/08/26	366,817
177,000	Ford Motor Company	4.7500	01/15/43	123,034
165,000	Ford Motor Company	5.2910	12/08/46	120,116
403,000	Goodyear Tire & Rubber Company (The)	5.0000	05/31/26	380,986
				1,165,623
	BIOTECH & PHARMA — 0.2%
99,000	BC Ltd. (b)	9.0000	01/30/28	96,072
179,000	Bausch Health Companies, Inc. (b)	11.0000	09/30/28	109,638
33,000	Bausch Health Companies, Inc. (b)	14.0000	10/15/30	17,937
127,000	Endo Luxembourg Finance Company I Sarl (b)(c)	6.1250	04/01/29	83,954
188,000	Par Pharmaceutical, Inc. (b)(c)	7.5000	04/01/27	127,662
				435,263
	CABLE & SATELLITE — 1.0%
398,000	CCO Holdings, LLC / CCO Holdings Capital(b)	5.0000	02/01/28	356,648
179,000	CCO Holdings, LLC / CCO Holdings Capital(b)	5.3750	06/01/29	156,767
185,000	CCO Holdings, LLC / CCO Holdings Capital(b)	4.7500	03/01/30	153,172
188,000	CCO Holdings, LLC / CCO Holdings Capital(b)	4.5000	08/15/30	150,696
192,000	CCO Holdings, LLC / CCO Holdings Capital(b)	4.2500	02/01/31	149,575
180,000	DISH DBS Corporation	5.8750	11/15/24	165,886
173,000	DISH DBS Corporation	7.7500	07/01/26	116,285
391,000	DISH DBS Corporation	7.3750	07/01/28	221,234

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.3% (Continued)
	CABLE & SATELLITE — 1.0% (Continued)
385,000	Sirius XM Radio, Inc.(b)	5.5000	07/01/29	$341,722
192,000	Sirius XM Radio, Inc.(b)	4.1250	07/01/30	152,119
				1,964,104
	COMMERCIAL SUPPORT SERVICES — 0.2%
179,000	Prime Security Services Borrower, LLC / Prime(b)	5.7500	04/15/26	174,094
126,000	RR Donnelley & Sons Company	8.2500	07/01/27	128,500
				302,594
	CONTAINERS & PACKAGING — 0.6%
394,000	Ball Corporation	4.0000	11/15/23	393,452
371,000	Pactiv, LLC B	7.9500	12/15/25	366,272
327,000	Sealed Air Corporation(b)	6.8750	07/15/33	307,030
				1,066,754
	ELECTRIC UTILITIES — 0.7%
414,000	Calpine Corporation(b)	5.1250	03/15/28	370,602
177,000	FirstEnergy Corporation	4.1500	07/15/27	163,987
403,000	PG&E Corporation	5.0000	07/01/28	364,120
403,000	Vistra Operations Company, LLC(b)	5.5000	09/01/26	383,785
				1,282,494
	ELECTRICAL EQUIPMENT — 0.2%
375,000	WESCO Distribution, Inc.(b)	7.2500	06/15/28	373,032

	ENTERTAINMENT CONTENT — 0.2%
725,000	Diamond Sports Group, LLC / Diamond Sports Finance(b)(c)	5.3750	08/15/26	8,156
370,000	Liberty Interactive, LLC	8.5000	07/15/29	102,312
289,000	Univision Communications, Inc.(b)	5.1250	02/15/25	282,498
				392,966
	FOOD — 0.8%
185,000	Kraft Heinz Foods Company	3.0000	06/01/26	173,034
177,000	Kraft Heinz Foods Company	3.8750	05/15/27	166,062
135,000	Kraft Heinz Foods Company	6.3750	07/15/28	137,915
125,000	Kraft Heinz Foods Company(b)	7.1250	08/01/39	128,257
156,000	Kraft Heinz Foods Company	5.0000	06/04/42	129,292
150,000	Kraft Heinz Foods Company	5.2000	07/15/45	124,665
165,000	Kraft Heinz Foods Company	4.3750	06/01/46	121,530

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.3% (Continued)
	FOOD — 0.8% (Continued)
154,000	Kraft Heinz Foods Company	4.8750	10/01/49	$121,315
137,000	Post Holdings, Inc.(b)	5.7500	03/01/27	130,725
192,000	Post Holdings, Inc.(b)	4.6250	04/15/30	161,039
195,000	Post Holdings, Inc.(b)	4.5000	09/15/31	158,020
				1,551,854
	FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
415,000	Louisiana-Pacific Corporation(b)	3.6250	03/15/29	342,479

	HEALTH CARE FACILITIES & SERVICES — 1.3%
179,000	Centene Corporation	4.6250	12/15/29	160,198
186,000	Centene Corporation	3.3750	02/15/30	153,976
188,000	Centene Corporation	3.0000	10/15/30	148,913
195,000	Centene Corporation	2.5000	03/01/31	147,896
188,000	CHS/Community Health Systems, Inc.(b)	6.8750	04/15/29	77,824
408,000	DaVita, Inc.(b)	4.6250	06/01/30	319,093
203,000	DaVita, Inc.(b)	3.7500	02/15/31	146,098
173,000	HCA, Inc.	5.3750	02/01/25	171,180
364,000	HCA, Inc.	5.8750	02/15/26	360,905
163,000	HCA, Inc.	5.6250	09/01/28	157,844
183,000	HCA, Inc.	3.5000	09/01/30	151,819
183,000	Tenet Healthcare Corporation	6.1250	10/01/28	169,723
364,000	Tenet Healthcare Corporation	6.8750	11/15/31	333,909
				2,499,378
	HOME & OFFICE PRODUCTS — 0.1%
177,000	Newell Brands, Inc.	5.2000	04/01/26	167,288

	HOME CONSTRUCTION — 0.1%
229,000	Beazer Homes USA, Inc. B	6.7500	03/15/25	227,155

	INSURANCE — 0.2%
42,000	MBIA, Inc.	6.6250	10/01/28	32,760
391,000	Radian Group, Inc.	4.5000	10/01/24	381,419
				414,179

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.3% (Continued)
	INTERNET MEDIA & SERVICES — 0.3%
168,000	Netflix, Inc.	4.8750	04/15/28	$162,001
157,000	Netflix, Inc.	5.8750	11/15/28	157,307
354,000	Netflix, Inc.(b)	4.8750	06/15/30	331,628
				650,936
	LEISURE FACILITIES & SERVICES — 0.8%
197,000	BC ULC / New Red Finance, Inc.(b)	4.0000	10/15/30	161,540
183,000	Carnival Corporation(b)	7.6250	03/01/26	178,493
188,000	Carnival Corporation(b)	5.7500	03/01/27	168,342
135,000	Carnival Corporation	6.6500	01/15/28	113,785
195,000	Hilton Domestic Operating Company, Inc.(b)	3.6250	02/15/32	154,643
379,000	MGM Resorts International	5.7500	06/15/25	370,957
189,000	NCL Corporation Ltd.(b)	5.8750	03/15/26	169,796
188,000	Royal Caribbean Cruises Ltd.(b)	5.5000	04/01/28	171,626
				1,489,182
	METALS & MINING — 0.2%
189,000	FMG Resources August 2006 Pty Ltd.(b)	4.3750	04/01/31	152,605
154,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	126,937
185,000	Novelis Corporation(b)	4.7500	01/30/30	157,156
				436,698
	OIL & GAS PRODUCERS — 2.3%
204,000	Apache Corporation	4.8750	11/15/27	186,348
171,000	Apache Corporation	5.1000	09/01/40	133,135
185,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	155,067
39,000	Cheniere Energy, Inc.(b)	4.6250	10/15/28	35,667
137,000	Cheniere Energy, Inc.	4.6250	10/15/28	125,292
179,000	Comstock Resources, Inc.(b)	6.7500	03/01/29	163,076
160,000	Continental Resources Inc.(b)	5.7500	01/15/31	148,692
403,000	EQM Midstream Partners, L.P.	4.0000	08/01/24	392,188
180,000	EQT Corporation	3.9000	10/01/27	165,807
375,000	Murphy Oil Corporation	7.0500	05/01/29	367,990
415,000	New Fortress Energy, Inc.(b)	6.7500	09/15/25	385,368
197,000	New Fortress Energy, Inc.(b)	6.5000	09/30/26	176,748
189,000	NGL Energy Operating, LLC / NGL Energy Finance(b)	7.5000	02/01/26	184,543
188,000	Occidental Petroleum Corporation	2.9000	08/15/24	183,547

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.3% (Continued)
	OIL & GAS PRODUCERS — 2.3% (Continued)
379,000	Occidental Petroleum Corporation	5.5500	03/15/26	$374,283
189,000	Occidental Petroleum Corporation	3.5000	08/15/29	159,625
143,000	Occidental Petroleum Corporation	8.8750	07/15/30	158,930
156,000	Occidental Petroleum Corporation	6.6250	09/01/30	156,600
160,000	Occidental Petroleum Corporation	6.1250	01/01/31	156,630
150,000	Occidental Petroleum Corporation	6.4500	09/15/36	145,829
304,000	Ovintiv, Inc.	8.1250	09/15/30	325,868
175,000	Western Midstream Operating, L.P.	5.3000	02/01/30	151,899
				4,433,132
	OIL & GAS SERVICES & EQUIPMENT — 0.5%
463,000	Nabors Industries, Inc. B	5.7500	02/01/25	450,900
525,000	Transocean, Inc.(b)	8.0000	02/01/27	493,043
				943,943
	REAL ESTATE INVESTMENT TRUSTS — 0.5%
402,000	Iron Mountain, Inc.(b)	4.8750	09/15/27	367,879
185,000	Iron Mountain, Inc.(b)	5.2500	07/15/30	160,383
189,000	MPT Operating Partnership, L.P. / MPT Finance	3.5000	03/15/31	114,827
186,000	SBA Communications Corporation	3.8750	02/15/27	169,552
200,000	SBA Communications Corporation	3.1250	02/01/29	165,559
				978,200
	RETAIL - CONSUMER STAPLES — 0.4%
195,000	Albertsons Companies Inc / Safeway Inc.(b)	3.5000	03/15/29	166,485
294,000	New Albertsons, L.P.	8.0000	05/01/31	300,117
236,000	Rite Aid Corporation B (c)	7.7000	02/15/27	21,491
226,000	Safeway, Inc.	7.2500	02/01/31	227,941
				716,034
	RETAIL - DISCRETIONARY — 0.2%
189,000	Magic MergerCo, Inc.(b)	7.8750	05/01/29	105,586
423,000	Staples, Inc.(b)	10.7500	04/15/27	233,673
				339,259
	SEMICONDUCTORS — 0.2%
388,000	Amkor Technology, Inc.(b)	6.6250	09/15/27	378,014

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.3% (Continued)
	SPECIALTY FINANCE — 0.2%
171,000	OneMain Finance Corporation		6.8750	03/15/25	$168,902
168,000	OneMain Finance Corporation		7.1250	03/15/26	163,363
					332,265
	STEEL — 0.2%
392,000	United States Steel Corporation		6.6500	06/01/37	373,966

	TECHNOLOGY HARDWARE — 0.5%
324,000	Dell, Inc.		7.1000	04/15/28	339,942
186,000	Imola Merger Corporation(b)		4.7500	05/15/29	162,312
175,000	Western Digital Corporation		4.7500	02/15/26	164,443
400,000	Xerox Corporation		3.8000	05/15/24	390,420
					1,057,117
	TECHNOLOGY SERVICES — 0.3%
356,000	Sabre GLBL, Inc.(b)		8.6250	06/01/27	295,579
379,000	Unisys Corporation(b)		6.8750	11/01/27	278,061
					573,640
	TELECOMMUNICATIONS — 1.3%
173,000	Embarq Corporation		7.9950	06/01/36	94,467
406,000	Frontier Communications Corporation(b)		5.0000	05/01/28	350,600
152,000	Sprint Capital Corporation		6.8750	11/15/28	155,814
128,000	Sprint Capital Corporation		8.7500	03/15/32	144,434
169,000	Sprint Corporation		7.1250	06/15/24	170,025
165,000	Sprint Corporation		7.6250	02/15/25	167,490
341,000	Sprint Corporation		7.6250	03/01/26	350,487
157,000	Telecom Italia Capital S.A.		7.2000	07/18/36	135,915
152,000	Telecom Italia Capital S.A.		7.7210	06/04/38	134,350
185,000	T-Mobile USA, Inc.		3.5000	04/15/31	153,709
160,000	Vodafone Group plc(d)	USD SWAP SEMI 30/360 5YR + 4.873%	7.0000	04/04/79	153,395
180,000	Windstream Escrow, LLC / Windstream Escrow Finance(b)		7.7500	08/15/28	142,915
197,000	Zayo Group Holdings, Inc.(b)		4.0000	03/01/27	148,485
					2,302,086
	TRANSPORTATION & LOGISTICS — 0.7%
154,000	American Airlines, Inc.(b)		11.7500	07/15/25	163,361

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 15.3% (Continued)
	TRANSPORTATION & LOGISTICS — 0.7% (Continued)
152,500	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.5000	04/20/26	$148,464
179,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)	5.7500	04/20/29	161,612
163,000	Delta Air Lines, Inc.	7.3750	01/15/26	164,791
183,000	Hawaiian Brand Intellectual Property Ltd. (b)	5.7500	01/20/26	135,515
402,000	United Airlines Holdings, Inc.	5.0000	02/01/24	398,830
186,000	United Airlines, Inc.(b)	4.3750	04/15/26	172,696
186,000	United Airlines, Inc.(b)	4.6250	04/15/29	157,176
				1,502,445
	TOTAL CORPORATE BONDS (Cost $33,126,071)			29,212,457

	U.S. GOVERNMENT & AGENCIES — 23.0%
	U.S. TREASURY NOTES — 23.0%
12,080,000	United States Treasury Note	0.8750	01/31/24	11,945,662
8,131,000	United States Treasury Note	2.5000	05/31/24	7,991,474
9,679,000	United States Treasury Note	1.1250	01/15/25	9,208,283
4,831,000	United States Treasury Note	1.5000	01/31/27	4,345,824
1,739,000	United States Treasury Note	3.1250	11/15/28	1,604,771
1,449,000	United States Treasury Note	2.6250	02/15/29	1,298,779
1,449,000	United States Treasury Note	2.3750	05/15/29	1,274,554
1,159,000	United States Treasury Note	1.5000	02/15/30	948,931
3,510,000	United States Treasury Note	0.6250	08/15/30	2,655,878
1,514,000	United States Treasury Note	0.8750	11/15/30	1,159,393
2,062,000	United States Treasury Note	1.6250	05/15/31	1,645,330
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $47,835,681)			44,078,879

	SHORT-TERM INVESTMENTS – 52.6%
	U.S. TREASURY BILLS — 52.6%
67,817,000	United States Treasury Bill(e)(f)	0.0000	11/02/23	67,807,079
4,935,000	United States Treasury Bill(e)	0.0000	11/16/23	4,924,174
28,118,000	United States Treasury Bill(e)	0.0000	11/21/23	28,035,442
	TOTAL U.S. TREASURY BILLS (Cost $100,768,118)			100,766,695

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Fair Value
TOTAL INVESTMENTS – 98.2% (Cost $195,729,870)	$188,086,031
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	3,366,581
NET ASSETS - 100.0%	$191,452,612

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

S.A.	- Société Anonyme

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at October 31, 2023 was $14,028,000 representing 7.3% of net assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2023 the total market value of 144A securities is 12,398,705 or 6.5% of net assets.

(c)	Represents issuer in default on interest payments; non-income producing security.

(d)	Variable rate security; the rate shown represents the rate on October 31, 2023.

(e)	Zero coupon bond.

(f)	All or a portion of this security is held in a separate collateral account. Collateral has a fair value of $21,040,000 and represents 11.0% of net assets.

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

CREDIT DEFAULT SWAP

Notional	Premiums Paid			Expiration	Pay/Receive			Unrealized
Amount	(Received)	Reference Entity (I)	Counterparty	Date	Fixed Rate	Fixed Rate	Value	Depreciation
$ 29,000,000	$220,440	To Sell Protection - CDX HY CDSI S41 5Y PRC, pays Quarterly	BNP Paribas	12/20/2028	Pay	5.00%	$153,381	$(67,059)

TOTAL							$153,381	$(67,059)

(I)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS *

Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Value/ Unrealized Depreciation
Invesco High Yield Municipal Fund	12,076	96,125	SOFR + 175 bps	4/20/2026	Barclays	$(3,223)
Nuveen High Yield Municipal Bond Fund	6,921	95,302	SOFR + 175 bps	4/20/2026	Barclays	(3,883)
TOTAL						$(7,106)

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

SOFR	- Secured Overnight Financing Rate

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 0.0%(a)
	FIXED INCOME - 0.0%(a)
119	American Century High-Yield Municipal Fund, Class I	$957
121	BlackRock High Yield Municipal Fund, Institutional Class	961
1,124	Invesco High Yield Municipal Fund	8,665
156	Invesco Rochester Municipal Opportunities Fund, Class Y	961
95	Lord Abbett High Yield Municipal Bond Fund, Class I	931
722	MainStay MacKay High Yield Municipal Bond Fund	7,658
143	MFS Municipal High Income Fund, Class I	955
146	Northern High Yield Municipal Fund	984
1,560	Nuveen High Yield Municipal Bond Fund, Class I	20,660
109	Nuveen Short Duration High Yield Municipal Bond, Class I, Class I	982
2,209	PIMCO High Yield Municipal Bond Fund, Institutional Class	17,100
169	Pioneer High Income Municipal Fund, Class Y	953
81	Western Asset Municipal High Income Fund, Class I	953
	TOTAL OPEN END FUNDS (Cost $67,826)	62,720

	CLOSED-END FUND — 11.8%
	REAL ESTATE - 11.8%
800,000	Redwood Real Estate Income Fund, Class I(b) (Cost $20,000,000)	20,040,000

	SHORT-TERM INVESTMENTS — 86.5%
	MONEY MARKET FUNDS - 86.5%
49,300,406	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.94%(c)	49,300,406
49,298,682	JPMorgan Municipal Money Market Fund, Agency Class, 3.86%(c)	49,298,682
49,323,862	JPMorgan Tax Free Money Market Fund, Agency Class, 3.81%(c)	49,323,862
	TOTAL MONEY MARKET FUNDS (Cost $147,922,950)	147,922,950

See accompanying notes which are an integral part of these financial statements.

REDWOOD MANAGED MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Fair Value
TOTAL INVESTMENTS – 98.3% (Cost $167,990,776)	$168,025,670
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	2,916,298
NET ASSETS - 100.0%	$170,941,968

(a)	Percentage rounds to less than 0.1%.

(b)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at October 31, 2023 was $20,040,000 representing 11.8% of net assets.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2023.

TOTAL RETURN SWAPS *
Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Value/ Unrealized Depreciation
Invesco High Yield Municipal Fund	14,603	$116,241	SOFR + 175 bps	7/31/2025	Barclays	$(3,994)

Nuveen High Yield Municipal Bond	9,549	131,489	SOFR + 175 bps	4/6/2026	Barclays	(5,467)
TOTAL						$(9,461)

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

SOFR	- Secured Overnight Financing Rate

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 57.2%
	Austria - 1.0%
28,320	Verbund A.G.	$2,457,657

	Brazil - 3.1%
1,129,268	B3 S.A. - Brasil Bolsa Balcao	2,497,835
327,804	Petroleo Brasileiro S.A.	2,458,091
277,434	Telefonica Brasil S.A.	2,489,856
		7,445,782
	Canada - 9.2%
156,419	ARC Resources Ltd.	2,516,447
36,883	BRP, Inc.	2,492,892
38,918	Canadian Natural Resources Ltd.	2,471,314
35,895	Dollarama, Inc.	2,451,222
90,276	Empire Company Ltd., Class A	2,473,743
30,262	Loblaw Companies Ltd.	2,475,061
44,258	Nutrien Ltd.	2,377,005
81,057	Pembina Pipeline Corporation	2,494,673
76,414	Suncor Energy, Inc.	2,474,655
		22,227,012
	Cayman Islands - 3.0%
236,864	Alibaba Group Holding Ltd.,(a)	2,423,049
140,081	Li Auto, Inc.(a)	2,393,384
23,777	PDD Holdings, Inc. - ADR(a)	2,411,463
		7,227,896
	China - 1.0%
479,884	Ping An Insurance Group Company of China Ltd., H Shares	2,459,135

	France - 1.0%
28,654	Legrand S.A.	2,470,873

	Germany - 6.2%
26,598	Bayerische Motoren Werke A.G.	2,466,698
33,715	Brenntag S.E.	2,501,953
63,654	Deutsche Post A.G.	2,476,369
41,909	Mercedes-Benz Group A.G.	2,458,478

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	Germany - 6.2% (Continued)
1,452,114	Telefonica Deutschland Holding A.G.	$2,464,245
109,786	Zalando S.E.,(a)	2,554,973
		14,922,716
	Israel - 1.1%
19,150	Check Point Software Technologies Ltd.(a)	2,570,888

	Italy - 1.0%
152,073	Eni SpA	2,482,995

	Korea (Republic Of) - 4.1%
84,223	Hana Financial Group, Inc.	2,441,914
65,351	KB Financial Group, Inc.	2,489,277
42,749	Kia Motors Corporation	2,431,454
167,811	Korean Air Lines Company Ltd.	2,544,415
		9,907,060
	Mexico - 3.1%
1,240,471	Grupo Financiero Inbursa S.A.B. de C.V.(a)	2,558,027
592,976	Grupo Mexico S.A.B. de C.V. - Series B	2,462,374
1,334,727	Kimberly-Clark de Mexico S.A.B. de C.V.	2,445,916
		7,466,317
	Netherlands - 4.1%
82,545	Koninklijke Ahold Delhaize N.V.	2,446,037
733,350	Koninklijke KPN N.V.	2,464,162
48,214	Randstad N.V.	2,492,086
19,478	Wolters Kluwer N.V.	2,496,333
		9,898,618
	Norway - 1.0%
75,823	Yara International ASA	2,477,654

	Portugal - 1.0%
163,502	Galp Energia SGPS S.A.	2,458,846

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	COMMON STOCKS — 57.2% (Continued)
	Singapore - 1.0%
361,828	Singapore Exchange Ltd.	$2,502,601

	Spain - 3.1%
44,050	Amadeus IT Group S.A.	2,509,018
164,945	Repsol S.A.	2,413,340
647,037	Telefonica S.A.	2,496,663
		7,419,021
	Sweden - 2.1%
65,925	Holmen A.B.	2,484,500
97,930	Industrivarden A.B.	2,528,285
		5,012,785
	Switzerland - 2.1%
31,969	Logitech International S.A.	2,500,950
26,427	Novartis A.G.	2,456,123
		4,957,073
	Taiwan Province Of China - 5.0%
231,846	Asustek Computer, Inc.	2,413,129
730,315	Evergreen Marine Corp Taiwan Ltd.	2,417,591
177,731	Novatek Microelectronics Corporation	2,487,490
389,974	Quanta Computer, Inc.	2,269,665
1,188,383	Uni-President Enterprises Corporation	2,484,794
		12,072,669
	Thailand - 2.0%
4,836,488	PTT Oil & Retail Business PCL	2,448,855
2,676,433	PTT PCL	2,462,237
		4,911,092
	United Kingdom - 2.0%
387,081	BP plc	2,364,335
75,877	Shell plc	2,440,431
		4,804,766

	TOTAL COMMON STOCKS (Cost $139,401,409)	138,153,456

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Shares		Fair Value
	CLOSED-END FUND — 12.4%
	United States - 12.4%
1,200,000	Redwood Real Estate Income Fund, Class I (b) (Cost $30,000,000)	$30,060,000

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	SHORT-TERM INVESTMENTS — 19.9%
	U.S. TREASURY BILLS — 15.7%
10,295,000	United States Treasury Bill(c)	0.0000	11/02/23	10,293,494
23,688,000	United States Treasury Bill(c)	0.0000	11/16/23	23,636,034
3,886,800	United States Treasury Bill(c)	0.0000	01/04/24	3,850,230
	TOTAL U.S. TREASURY BILLS (Cost $37,779,726)			37,779,758

Shares
	MONEY MARKET FUND - 4.2%
10,291,786	First American Government Obligations Fund, Class X, 5.27% (Cost $10,291,786)(d)(e)	10,291,786

	TOTAL SHORT-TERM INVESTMENTS (Cost $48,071,512)	48,071,544

	TOTAL INVESTMENTS – 89.5% (Cost $217,472,921)	$216,285,000
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.5%	25,485,757
	NET ASSETS - 100.0%	$241,770,757

AB	- Aktiebolag

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

ASA	- Aksjeselskap

LTD	- Limited Company

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Societas Europea

SGPS	- Sociedade Gestora de Participações Sociais

SpA	- Società per azioni

(a)	Non-income producing security.

(b)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at October 31, 2023 was $30,060,000 representing 12.4% of net assets.

(c)	Zero coupon bond.

(d)	All or a portion of this security is held in a separate collateral account. Collateral has a fair value of $10,291,786 and represents 4.2% of net assets.

(e)	Rate disclosed is the seven day effective yield as of October 31, 2023.

See accompanying notes which are an integral part of these financial statements.

REDWOOD ALPHAFACTOR ® TACTICAL INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

TOTAL RETURN SWAPS*
							Value/
							Unrealized
	Number of				Termination		Appreciation
Security	Shares	Notional Value	Currency	Interest Rate Payable	Date	Counterparty	(Depreciation)
Adaro Enegery Indonesia TBK	15,488,374	2,679,054	USD	OBFR +0.90%	11/5/2024	Barclays	$(195,588)
Ap Moller - Maersk A/S	1,537	17,675,500	DKK	1M CIBOR +0.30%	2/29/2024	Societe Generale	(4,022)
Astellas Pharma Inc	195,400	371,816,890	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	(3,674)
China Merchants Securities Co Ltd	1,289,965	2,487,005	USD	OBFR +1.10%	2/29/2024	Societe Generale	3,097
Dentsu Group Inc	86,000	374,661,150	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	(3,702)
DSV A/s	17,174	18,067,048	DKK	1M CIBOR +0.30%	2/29/2024	Societe Generale	(4,380)
Equinor Asa	73,981	27,702,185	NOK	1M NIBOR +0.35%	2/29/2024	Societe Generale	(5,370)
Fast Retailing Co Ltd	11,200	370,378,736	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	(3,660)
Ford Otomotiv Sanayi A/S	86,077	2,391,852	USD	FED FUNDS +1.85%	10/17/2024	Goldman Sachs	(2,360)
HCL Technologies Limited	163,219	2,501,249	USD	OBFR +1.10%	2/29/2024	Societe Generale	—
Hellenic Telecommun Organiza	178,068	2,355,840	EUR	ESTRON +0.55%	2/29/2024	Societe Generale	(4,387)
Honda Motor Co Ltd	242,200	365,421,611	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	(3,611)
International Container	705,494	2,676,755	USD	OBFR +0.90%	10/21/2024	Barclays	(183,772)
Japan Airlines Co Ltd	135,900	376,191,041	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	(3,717)
Koc Holding A.S.	512,251	2,481,770	USD	OBFR +1.50%	11/4/2024	Barclays	(7,774)
Mitsubishi Corp	53,400	371,954,096	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	(3,675)
Mitsui & Co Ltd	68,800	373,248,634	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	(3,688)
Nexon Co Ltd	140,200	385,496,479	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	(3,809)
Nissan Motor Co Ltd	653,200	371,181,619	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	(3,668)
Nitto Denko Corp	37,800	366,566,426	JPY	MUTKCALM +0.35%	11/5/2024	Barclays	(3,622)
Nomura Research Institute Ltd	98,300	388,276,743	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	(3,837)
Norsk Hydro Asa	443,480	28,240,806	NOK	1M NIBOR +0.35%	2/29/2024	Societe Generale	(5,730)
Ono Pharmaceutical Co Ltd	144,700	377,001,706	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	(3,725)
OPAP S.A.	151,520	2,426,313	EUR	1M EURIBOR +1.50%	11/4/2024	Barclays	(1,275)
Orlen S.A.	158,444	2,370,284	EUR	1M EURIBOR +1.25%	11/4/2024	Barclays	(6,775)
Pandora A/S	22,161	17,688,910	DKK	1M CIBOR +0.30%	2/29/2024	Societe Generale	(7,732)
Petronas Chemicals Group BHD	904,895	1,433,054	USD	OBFR +0.90%	10/21/2024	Barclays	(43,770)
Powszechny Zaklad Ubezpieczen S.A.	221,384	2,371,086	EUR	1M EURIBOR +1.25%	11/4/2024	Barclays	(6,777)
Press Metal Aluminium Holding	1,108,700	1,147,570	USD	OBFR +0.90%	11/5/2024	Barclays	(2,421)
Qinghai Salt Lake Industry Co Ltd	1,078,051	2,488,545	USD	OBFR +1.10%	2/29/2024	Societe Generale	3,099
Recordati Industria Chimica E	54,047	2,356,449	EUR	ESTRON +0.45%	2/29/2024	Societe Generale	(6,032)
Renesas Electronics Corp	177,800	348,209,432	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	(3,441)
Shaanxi Coal Industry - A	1,029,100	2,628,191	USD	OBFR +0.90%	10/31/2024	Barclays	(99,313)
Shionogi & Co Ltd	53,900	377,164,199	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	(3,727)
Subaru Corp	144,900	371,427,857	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	(3,670)
TENIM Ltd.	156,336	2,322,810	EUR	1M EURIBOR +0.40%	11/4/2024	Barclays	14,426
Tianqi Lithium Corp	324,222	2,431,389	USD	OBFR +1.10%	2/29/2024	Societe Generale	3,028
Tongwei Co Ltd	653,588	2,432,854	USD	OBFR +1.10%	2/29/2024	Societe Generale	3,030
Trend Micro Inc	66,800	377,450,928	JPY	MUTKCALM +0.35%	10/31/2024	Barclays	(3,730)
Turk Hava Yollari	320,128	2,458,342	USD	SOFR +1.85%	10/17/2024	Goldman Sachs	(11,397)
United Tractors TBK PT	1,612,226	2,684,610	USD	OBFR +0.90%	10/31/2024	Barclays	(147,700)
Wipro Limited Semat Share	540,398	2,477,908	USD	OBFR +1.10%	2/29/2024	Societe Generale	—
Zangge Mining Co. Ltd. - A	308,496	937,768	USD	OBFR +0.90%	10/16/2024	Barclays	1,481
							$(777,370)

*	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. Each total return swap pays monthly.

OBFR – Overnight Bank Funding Rate

ESTRON – Euro Short Term Rate

NIBOR – Norwegian Interbank Offered Rate

CIBOR – Copenhagen Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

EURIBOR – Euro Interbank Offered Rate

MUTKCALM – Mutan Rate

FED Funds - Federal Funds Rate

TBK PT - Perseroan Terbatas

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND (“SMarT”) FUND
SCHEDULE OF INVESTMENTS
October 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
10,521	Nuveen California High Yield Municipal Bond Fund, Class I	$72,803
6,074	Nuveen High Yield Municipal Bond Fund, Class I	80,824
	TOTAL OPEN END FUNDS (Cost $217,731)	153,627

	CLOSED-END FUND — 13.0%
	REAL ESTATE - 13.0%
1,240,000	Redwood Real Estate Income Fund, Class I(a) (Cost - $31,000,000)	31,062,000

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 2.9%
	U.S. TREASURY NOTES — 2.9%
385,000	United States Treasury Note	2.5000	05/31/24	378,393
3,241,000	United States Treasury Note	3.2500	08/31/24	3,181,625
542,000	United States Treasury Note	1.1250	01/15/25	515,641
3,018,000	United States Treasury Note	3.1250	08/15/25	2,914,846
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,163,834)			6,990,505

	SHORT-TERM INVESTMENTS — 82.3%
	U.S. TREASURY BILLS — 81.2%
1,946,000	United States Treasury Bill(b)	0.0000	11/02/23	1,945,715
20,727,000	United States Treasury Bill(b)	0.0000	11/16/23	20,681,530
7,000,200	United States Treasury Bill(b)	0.0000	01/04/24	6,934,336
165,900,000	United States Treasury Bill(b)	0.0000	01/25/24	163,820,943
	TOTAL U.S. TREASURY BILLS (Cost $193,385,393)			193,382,524

Shares
MONEY MARKET FUNDS - 1.1%
2,655,957	Goldman Sachs Financial Square Government Fund, Administration Shares, 5.00% (Cost $2,655,957)(c)(d)	2,655,957

See accompanying notes which are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND (“SMarT”) FUND
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2023

Fair Value
TOTAL SHORT-TERM INVESTMENTS (Cost $196,041,350)	$196,038,481

TOTAL INVESTMENTS – 98.3% (Cost $234,422,915)	$234,244,613
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%	3,988,017
NET ASSETS - 100.0%	$238,232,630

(a)	Investment in affiliated issuer. Illiquid security. The total fair value of the security at October 31, 2023 was $31,062,000 representing 13.0% of net assets.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2023.

(d)	All or a portion of this security is held in a separate collateral account. Collateral has a fair value of $2,655,957 or 1.1% of net assets.

See accompanying notes which are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2023

	Redwood Managed	Redwood Managed		Redwood AlphaFactor®		Redwood Systematic
	Volatility Fund	Municipal Income Fund		Tactical International Fund		Macro Trend “SMarT” Fund
Assets:
Investment Securities:
Investments, at Cost	$181,729,870	$147,990,776		$187,472,921		$203,422,915
Affiliated investments, at Cost	14,000,000	20,000,000		30,000,000		31,000,000
Investments, at Fair Value	174,058,031	147,985,670		186,225,000		203,182,613
Affiliated investments, at Fair Value	14,028,000	20,040,000		30,060,000		31,062,000
Cash	1,358,912	2,818,101		13,064,966		4,368,659
Foreign Currency (Cost $196,316)	—	—		197,230		—
Deposit at Broker for open Swap Contracts	1,749,103	—		—		—
Receivable for securities sold	—	—		112,203,523		—
Receivable for Fund Shares Sold	383,135	399,268		311,892		285,828
Dividends and Interest Receivable	757,236	434,180		754,967		129,443
Prepaid Expenses and Other Assets	31,327	29,137		43,713		34,659
Total Assets	192,365,744	171,706,356		342,861,291		239,063,202

Liabilities:
Due to Broker	—	—		4,164,929		240,414
Payable for Investments Purchased	—	—		95,521,347		—
Distribution (12b-1) Fees Payable	158	—		—		15
Unrealized Depreciation on Swap Contracts (Premium paid $220,440 on Redwood Managed Volatility Fund)	74,165	9,461		777,370		—
Investment Advisory Fees Payable	180,033	82,233		183,892		173,246
Payable for Fund Shares Redeemed	485,706	562,664		338,558		332,826
Payable to Related Parties	62,752	32,705		46,550		34,681
Accrued Expenses and Other Liabilities	110,318	77,325		57,888		49,390
Total Liabilities	913,132	764,388		101,090,534		830,572
Net Assets	$191,452,612	$170,941,968		$241,770,757		$238,232,630

Class I Net Assets	$122,329,765	$170,941,931		$241,770,721		$238,230,157
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	10,989,332	12,746,902		18,064,558		13,769,004
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.13	$13.41		$13.38		$17.30

Class N Net Assets	$734,288	$37		$36		$2,473
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	64,699	3		3		141
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.35	$14.07	*	$13.38	*	$17.55	*

Class Y Net Assets	$68,388,559
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	6,060,000
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$11.29

Net Assets Consist Of:
Paid-in-Capital	$285,203,695	$192,751,081		$274,766,642		$232,191,581
Accumulated Earnings (Deficits)	(93,751,083)	(21,809,113)		(32,995,885)		6,041,049

Net Assets	$191,452,612	$170,941,968		$241,770,757		$238,232,630

*	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
STATEMENTS OF OPERATIONS
For The Year Ended October 31, 2023

	Redwood Managed	Redwood Managed	Redwood AlphaFactor®	Redwood Systematic
	Volatility Fund	Municipal Income Fund	Tactical International Fund	Macro Trend “SMarT” Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $0, $0, $1,187,389, $0)	$—	$3,244,500	$7,377,447	$4,906,893
Dividend Income from affiliated investments	172,144	245,920	368,880	381,176
Interest Income	8,724,718	2,671,382	4,284,153	3,551,213
Total Investment Income	8,896,862	6,161,802	12,030,480	8,839,282

Expenses:
Investment Advisory Fees	2,914,633	1,099,584	2,262,277	2,361,246
Distribution (12b-1) Fees - Class N	2,217	—	—	7
Third Party Administrative Servicing Fees	349,943	216,714	321,388	294,413
Administrative Fees	217,796	123,600	192,359	153,947
Registration Fees	99,735	60,680	52,153	53,810
Transfer Agent Fees	56,273	59,925	28,873	29,801
Fund Accounting Fees	53,903	38,289	43,325	42,260
Custody Fees	42,386	30,295	114,896	38,552
Legal fees	34,315	27,567	23,992	23,349
Printing Expense	33,912	19,937	19,993	20,601
Audit Fees	25,454	25,340	26,122	24,762
Trustees’ Fees	18,414	16,995	16,010	16,718
Chief Compliance Officer Fees	13,320	11,560	14,927	13,134
Insurance Expense	5,355	9,103	6,375	10,744
Custody - Overdraft Fees	—	—	20,557	—
Miscellaneous Expenses	9,058	8,950	13,580	13,472
Total Expenses	3,876,714	1,748,539	3,156,827	3,096,816
Less: Fees Waived by the Advisor	(85,838)	(128,038)	(24,321)	—
Less: Affiliated Fees Waived	(60,330)	(49,666)	(95,580)	(109,759)
Net Expenses	3,730,546	1,570,835	3,036,926	2,987,057

Net Investment Income	5,166,316	4,590,967	8,993,554	5,852,225

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain/(Loss) from Security Transactions:
Investments	(351,901)	(3,780,593)	3,310,495	1,782,440
Distributions from underlying investment companies	—	33,521	—	—
Foreign Currency Transactions	—	—	(2,649,416)	—
Swap Contracts	(9,365,742)	(2,707,636)	1,541,270	265,585
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	705,140	109,888	(898,343)	(6,263,836)
Affiliated Investments	28,000	40,000	60,000	62,000
Foreign Exchange Transactions	—	—	(80,826)	—
Swap Contracts	(496,378)	38,748	(995,638)	(422,482)
Net Realized and Unrealized Gain (Loss) on Investments	(9,480,881)	(6,266,072)	287,542	(4,576,293)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(4,314,565)	$(1,675,105)	$9,281,096	$1,275,932

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
Operations:
Net Investment Income (Loss)	$5,166,316	$(790,453)
Net Realized Loss	(9,717,643)	(27,799,781)
Net Change in Unrealized Appreciation (Depreciation)	236,762	(5,295,160)
Net Decrease in Net Assets Resulting From Operations	(4,314,565)	(33,885,394)

Distributions to Shareholders From:
Distributable Earnings:
Class I	(2,983,085)	(5,737,342)
Class N	(17,431)	(67,433)
Class Y	(2,273,677)	(10,959,255)
Return of Capital:
Class I	—	(437,523)
Class N	—	(10,671)
Class Y	—	(618,936)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(5,274,193)	(17,831,160)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	79,229,355	98,343,619
Distributions Reinvested	2,843,640	6,033,186
Cost of Shares Redeemed	(61,468,897)	(66,094,123)
Total From Capital Transactions: Class I	20,604,098	38,282,682

Class N Shares:
Proceeds from Shares Issued	128,078	—
Distributions Reinvested	17,180	71,852
Cost of Shares Redeemed	(302,010)	(573,878)
Total From Capital Transactions: Class N	(156,752)	(502,026)

Class Y Shares:
Proceeds from Shares Issued	15,683,777	68,400,272
Distributions Reinvested	2,269,374	11,205,339
Cost of Shares Redeemed	(63,371,009)	(107,036,534)
Total From Capital Transactions: Class Y	(45,417,858)	(27,430,923)

Total Decrease in Net Assets	(34,559,270)	(41,366,821)

Nets Assets:
Beginning of Year	226,011,882	267,378,703
End of Year	$191,452,612	$226,011,882

SHARE ACTIVITY
Class I:
Shares Sold	6,704,579	7,672,944
Shares Reinvested	244,008	454,118
Shares Redeemed	(5,241,673)	(5,193,011)
Net increase in shares of beneficial interest outstanding	1,706,914	2,934,051

Class N:
Shares Sold	10,838	—
Shares Reinvested	1,452	5,266
Shares Redeemed	(24,802)	(42,708)
Net decrease in shares of beneficial interest outstanding	(12,512)	(37,442)

Class Y:
Shares Sold	1,294,911	5,043,303
Shares Reinvested	191,411	830,097
Shares Redeemed	(5,318,530)	(8,123,748)
Net decrease in shares of beneficial interest outstanding	(3,832,208)	(2,250,348)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
Operations:
Net Investment Income	$4,590,967	$1,157,681
Net Realized Loss	(6,488,229)	(17,767,377)
Capital Gain Distributions from underlying investment companies	33,521	179,337
Net Change in Unrealized Appreciation (Depreciation)	188,636	(271,933)
Net Decrease in Net Assets Resulting From Operations	(1,675,105)	(16,702,292)

Distributions to Shareholders From:
Distributable Earnings:
Class I	(3,584,024)	(7,503,546)
Class N	(1)	—
Return of Capital:
Class I	(667,218)	(1,250,087)
Class N	—	—
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(4,251,243)	(8,753,633)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	91,553,763	81,204,316
Distributions Reinvested	4,202,732	8,671,313
Cost of Shares Redeemed	(66,670,337)	(70,536,727)
Total From Capital Transactions: Class I	29,086,158	19,338,902

Class N Shares:
Proceeds from Shares Issued	21	—
Distributions Reinvested	1	—
Cost of Shares Redeemed	—	—
Total From Capital Transactions: Class N	22	—

Total Increase (Decrease) in Net Assets	23,159,832	(6,117,023)

Nets Assets:
Beginning of Year	147,782,136	153,899,159
End of Year	$170,941,968	$147,782,136

SHARE ACTIVITY
Class I:
Shares Sold	6,652,963	5,372,485
Shares Reinvested	303,134	561,653
Shares Redeemed	(4,850,852)	(4,681,628)
Net increase in shares of beneficial interest outstanding	2,105,245	1,252,510

Class N:
Shares Sold	2	—
Shares Reinvested	—	—
Shares Redeemed	—	—
Net increase in shares of beneficial interest outstanding	2	—

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
Operations:
Net Investment Income	$8,993,554	$1,022,649
Net Realized Gain (Loss)	2,202,349	(33,676,597)
Net Change in Unrealized Appreciation (Depreciation)	(1,914,807)	1,342,414
Net Increase (Decrease) in Net Assets Resulting From Operations	9,281,096	(31,311,534)

Distributions to Shareholders From:
Distributable Earnings:
Class I	(3,956,471)	(26,638,767)
Class N	—	(2)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(3,956,471)	(26,638,769)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	89,154,341	111,785,827
Distributions Reinvested	3,943,819	26,236,405
Cost of Shares Redeemed	(71,099,095)	(58,112,955)
Total From Capital Transactions: Class I	21,999,065	79,909,277

Class N Shares:
Proceeds from Shares Issued	21	—
Distributions Reinvested	—	—
Cost of Shares Redeemed	—	—
Total From Capital Transactions: Class N	21	—

Total Increase in Net Assets	27,323,711	21,958,974

Nets Assets:
Beginning of Year	214,447,046	192,488,072
End of Year	$241,770,757	$214,447,046

SHARE ACTIVITY
Class I:
Shares Sold	6,263,579	7,707,053
Shares Reinvested	289,348	1,674,308
Shares Redeemed	(4,999,988)	(4,070,653)
Net increase in shares of beneficial interest outstanding	1,552,939	5,310,708

Class N:
Shares Sold	2	—
Shares Reinvested	—	—
Shares Redeemed	—	—
Net increase in shares of beneficial interest outstanding	2	—

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
Operations:
Net Investment Income	$5,852,225	$1,118,488
Net Realized Gain	2,048,025	150,366
Net Change in Unrealized Appreciation (Depreciation)	(6,624,318)	(11,282,530)
Net Increase (Decrease) in Net Assets Resulting From Operations	1,275,932	(10,013,676)

Distributions to Shareholders From:
Distributable Earnings:
Class I	(1,314,356)	(13,427,420)
Class N	—	(2,175)
Return of Capital:
Class I	—	(6,130,845)
Class N	—	(920)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(1,314,356)	(19,561,360)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	94,196,911	112,787,777
Distributions Reinvested	1,308,982	19,297,282
Cost of Shares Redeemed	(65,429,677)	(66,579,384)
Total From Capital Transactions: Class I	30,076,216	65,505,675

Class N Shares:
Proceeds from Shares Issued	44	37,407
Distributions Reinvested	—	2,175
Cost of Shares Redeemed	(1)	(31,497)
Total From Capital Transactions: Class N	43	8,085

Total Increase in Net Assets	30,037,835	35,938,724

Nets Assets:
Beginning of Year	208,194,795	172,256,071
End of Year	$238,232,630	$208,194,795

SHARE ACTIVITY
Class I:
Shares Sold	5,201,932	6,301,118
Shares Reinvested	76,773	1,041,715
Shares Redeemed	(3,623,671)	(3,803,813)
Net increase in shares of beneficial interest outstanding	1,655,034	3,539,020

Class N:
Shares Sold	2	1,848
Shares Reinvested	—	113
Shares Redeemed	—	(1,823)
Net increase in shares of beneficial interest outstanding	2	138

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Year	$11.66	$14.27	$14.55	$15.14	$14.86

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.26	(0.04)	(0.18)	(0.15)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)	(1.69)	0.68	(0.25)	0.78
Total From Operations	(0.25)	(1.73)	0.50	(0.40)	0.77

Less Distributions:
From Paid in Capital	—	(0.05)	—	—	—
From Net Investment Income	(0.28)	(0.83)	(0.78)	(0.19)	(0.49)
Total Distributions	(0.28)	(0.88)	(0.78)	(0.19)	(0.49)

Net Asset Value, End of Year	$11.13	$11.66	$14.27	$14.55	$15.14

Total Return (b)	(2.23)%	(12.90)%	3.43%	(2.70)%	5.10%

Net Assets, End of Year (000’s)	$122,330	$108,258	$90,597	$63,012	$64,403

Ratio of Gross Expenses to Average Net Assets (c)(d)	1.64%	1.56%	1.55%	1.55%	1.58%
Ratio of Net Expenses to Average Net Assets (c)	1.64%	1.56%	1.55%	1.55%	1.58	% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	2.20%	(0.32)%	(1.23)%	(1.05)%	(0.05)%
Portfolio Turnover Rate	5%	15%	11%	11066%	2%

	Class N
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Year	$11.89	$14.46	$14.74	$15.33	$14.84

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.23	(0.08)	(0.22)	(0.19)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)	(1.71)	0.69	(0.25)	0.76
Total From Operations	(0.29)	(1.79)	0.47	(0.44)	0.72

Less Distributions:
From Paid in Capital	—	(0.05)	—	—	—
From Net Investment Income	(0.25)	(0.73)	(0.75)	(0.15)	(0.23)
Total Distributions	(0.25)	(0.78)	(0.75)	(0.15)	(0.23)

Net Asset Value, End of Year	$11.35	$11.89	$14.46	$14.74	$15.33

Total Return (b)	(2.51)%	(13.08)%	3.12%	(2.97)%	4.93%

Ratios/Supplemental Data
Net Assets, End of Year (000’s)	$734	$918	$1,657	$3,807	$5,821

Ratio of Gross Expenses to Average Net Assets (c)(d)	1.89%	1.78%	1.82%	1.78%	1.84%
Ratio of Net Expenses to Average Net Assets (c)	1.89%	1.78%	1.82%	1.78%	1.84	% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	1.92%	(0.67)%	(1.55)%	(1.28)%	(0.23)%
Portfolio Turnover Rate	5%	15%	11%	11066%	2%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class Y
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Year	$11.81	$14.42	$14.68	$15.25	$14.95

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.27	(0.04)	(0.17)	(0.14)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)	(1.69)	0.69	(0.24)	0.77
Total From Operations	(0.24)	(1.73)	0.52	(0.38)	0.79

Less Distributions:
From Paid in Capital	—	(0.05)	—	—	—
From Net Investment Income	(0.28)	(0.83)	(0.78)	(0.19)	(0.49)
Total Distributions	(0.28)	(0.88)	(0.78)	(0.19)	(0.49)

Net Asset Value, End of Year	$11.29	$11.81	$14.42	$14.68	$15.25

Total Return (b)	(2.12)%	(12.76)%	3.54%	(2.68)%	5.34%

Net Assets, End of Year (000’s)	$68,389	$116,836	$175,124	$216,144	$274,941

Ratio of Gross Expenses to Average Net Assets (c)(d)	1.64%	1.53%	1.56%	1.55%	1.58%
Ratio of Net Expenses to Average Net Assets (c)	1.56%	1.43%	1.43%	1.43%	1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	2.24%	(0.32)%	(1.14)%	(0.95)%	0.12%
Portfolio Turnover Rate	5%	15%	11%	11066%	2%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Year	$13.89	$16.39	$15.46	$16.27	$15.31

Activity from Investment Operations:
Net Investment Income (a)	0.41	0.11	0.34	0.36	0.50
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)	(1.73)	0.94	(0.82)	0.95
Total From Operations	(0.11)	(1.62)	1.28	(0.46)	1.45

Less Distributions:
From Paid in Capital	(0.00)	(0.12)	—	—	—
From Net Investment Income	(0.31)	—	(0.35)	(0.35)	(0.49)
From Net Realized Gains	—	(0.76)	—	—	—
From Return of Capital	(0.06)	—	—	—	—
Total Distributions	(0.37)	(0.88)	(0.35)	(0.35)	(0.49)

Net Asset Value, End of Year	$13.41	$13.89	$16.39	$15.46	$16.27

Total Return (b)	(0.83)%	(10.36)%	8.30%	(2.85)%	9.62%

Net Assets, End of Year (000’s)	$170,942	$147,782	$153,899	$152,522	$180,342

Ratio of Gross Expenses to Average Net Assets (c)(e)	1.08%	1.01%	1.07%	1.09%	1.09%
Ratio of Net Expenses to Average Net Assets (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets (c)(d)	2.92%	0.76%	2.11%	2.26%	3.13%
Portfolio Turnover Rate	651%	860%	8%	250%	7%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class N
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Year	$14.55	$17.05	$16.17	$16.90	$15.61

Activity from Investment Operations:
Net Investment Income (a)	0.11	0.12	0.13	0.46	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)	(1.74)	1.07	(1.06)	1.00
Total From Operations	(0.11)	(1.62)	1.20	(0.60)	1.45

Less Distributions:
From Paid in Capital	(0.00)	(0.12)	—	—	—
From Net Investment Income	(0.31)	—	(0.32)	(0.13)	(0.16)
From Net Realized Gains	—	(0.76)	—	—	—
From Return of Capital	(0.06)	—	—	—	—
Total Distributions	(0.37)	(0.88)	(0.32)	(0.13)	(0.16)

Net Asset Value, End of Year	$14.07	$14.55	$17.05	$16.17	$16.90

Total Return (b)	(0.79)%	(9.94)%	7.47%	(3.60)%	9.35%

Net Assets, End of Year (000’s)	$37 (f)	$16 (f)	$18 (f)	$194 (f)	$89

Ratio of Gross Expenses to Average Net Assets (c)(e)	1.33%	1.26%	1.32%	1.34%	1.34%
Ratio of Net Expenses to Average Net Assets (c)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets (c)(d)	0.78%	0.77%	0.05%	2.72%	2.78%
Portfolio Turnover Rate	651%	860%	8%	250%	7%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(f)	Amount is actual; not presented in thousands.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended,	Year Ended,
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Year	$12.99	$17.19	$14.49	$14.39	$14.67

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.51	0.07	(0.04)	(0.07)	0.18
Net Realized and Unrealized Gain (Loss) on Investments	0.12	(2.05)	3.68	0.30	(0.17)
Total From Operations	0.63	(1.98)	3.64	0.23	0.01

Less Distributions:
From Paid in Capital	—	—	—	—	(0.02)
From Net Investment Income	(0.24)	(2.22)	(0.94)	(0.13)	(0.27)
Total Distributions	(0.24)	(2.22)	(0.94)	(0.13)	(0.29)

Net Asset Value, End of Year	$13.38	$12.99	$17.19	$14.49	$14.39

Total Return (b)	4.78%	(13.72)%	25.54%	1.63%	0.04%

Net Assets, End of Year (000’s)	$241,771	$214,447	$192,488	$127,599	$108,823

Ratio of Gross Expenses to Average Net Assets including interest expense (c)(d)	1.22%	1.23%	1.24%	1.29%	1.26%
Ratio of Net Expenses to Average Net Assets including interest expense (c)	1.21%	1.20%	1.20%	1.20%	1.20%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (c)(d)	1.21%	1.23%	1.24%	1.29%	1.26%
Ratio of Net Expenses to Average Net Assets excluding interest expense (c)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	3.58%	0.49%	(0.24)%	(0.47)%	1.19%
Portfolio Turnover Rate	373%	413%	63%	230%	344%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and represents the aggregate total return based on net asset value. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class N
	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended,	Year Ended,
	October 31, 2023	October 31, 2022		October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Year	$13.00	$17.18		$14.66	$14.57	$14.66

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.46	(1.78	) (g)	(0.21)	(0.09)	0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.16	(0.59)		3.63	0.29	(0.19)
Total From Operations	0.62	(2.37)		3.42	0.20	(0.02)

Less Distributions:
From Paid in Capital	—	—		—	—	(0.02)
From Net Investment Income	(0.24)	(1.81)		(0.90)	(0.11)	(0.05)
Total Distributions	(0.24)	(1.81)		(0.90)	(0.11)	(0.07)

Net Asset Value, End of Year	$13.38	$13.00		$17.18	$14.66	$14.57

Total Return (b)	4.70%	(15.58)%		22.46%	1.36%	(0.16)%

Net Assets, End of Year (000’s)	$36 (c)	$15	(c)	$18 (c)	$9	$32

Ratio of Gross Expenses to Average Net Assets including overdraft expense (d)(e)	1.47%	1.48%		1.49%	1.54%	1.51%
Ratio of Net Expenses to Average Net Assets including overdraft expense (d)	1.46%	1.45%		1.45%	1.45%	1.45%
Ratio of Gross Expenses to Average Net Assets excluding interest expense (d)(e)	1.46%	1.48%		1.49%	1.54%	1.51%
Ratio of Net Expenses to Average Net Assets excluding interest expense (d)	1.45%	1.45%		1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (d)(f)	3.27%	0.24%		(0.71)%	(0.60)%	1.17%
Portfolio Turnover Rate	373%	413%		63%	230%	344%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and represents the aggregate total return based on net asset value. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Amount is actual, not presented in thousands.

(d)	Does not include expenses of other investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Year	$17.19	$20.09	$15.81	$14.74	$14.48

Activity from Investment Operations:
Net Investment Income (a)	0.45	0.10	0.18	0.12	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(0.23)	(1.06)	5.41	1.23	0.37
Total From Operations	0.22	(0.96)	5.59	1.35	0.59

Less Distributions:
Pain in Capital	—	(0.65)	—	—	—
From Net Realized Gains	—	(0.51)	—	—	(0.00	) (f)
From Net Investment Income	(0.11)	(0.78)	(1.31)	(0.28)	(0.33)
Total Distributions	(0.11)	(1.94)	(1.31)	(0.28)	(0.33)

Net Asset Value, End of Year	$17.30	$17.19	$20.09	$15.81	$14.74

Total Return (b)	1.27%	(5.30)%	36.79%	9.25%	4.16%

Net Assets, End of Year (000’s)	$238,230	$208,192	$172,256	$88,389	$77,875

Ratio of Gross Expenses to Average Net Assets (c)(d)	1.27%	1.30%	1.34%	1.45%	1.40%
Ratio of Net Expenses to Average Net Assets (c)	1.27%	1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment Income to Average Net Assets (c)(e)	2.48%	0.57%	0.93%	0.77%	1.52%
Portfolio Turnover Rate	385%	934%	160%	628%	256%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class N
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2023	October 31, 2022	October 31, 2021	October 31, 2020	October 31, 2019
Net Asset Value, Beginning of Year	$17.37	$20.33	$16.00	$14.90	$14.47

Activity from Investment Operations:
Net Investment Income (a)	0.40	0.05	0.09	0.32	0.20
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)	(1.06)	5.54	1.02	0.36
Total From Operations	0.18	(1.01)	5.63	1.34	0.56

Less Distributions:
Paid in Capital	—	(0.65)	—	—	—
From Net Realized Gains	—	(0.51)	—	—	(0.00	) (f)
From Net Investment Income	—	(0.78)	(1.30)	(0.24)	(0.13)
Total Distributions	—	(1.94)	(1.30)	(0.24)	(0.13)

Net Asset Value, End of Year	$17.55	$17.37	$20.33	$16.00	$14.90

Total Return (b)	1.04%	(5.59)%	36.55%	9.06%	3.90%

Net Assets, End of Year	$2,473	$2,407	$21	$177	$77,879

Ratio of Gross Expenses to Average Net Assets (c)(d)	1.52%	1.55%	1.59%	1.70%	1.65%
Ratio of Net Expenses to Average Net Assets (c)	1.52%	1.55%	1.55%	1.55%	1.55%
Ratio of Net Investment Income to Average Net Assets (c)(e)	2.20%	0.28%	0.97%	2.07%	1.42%
Portfolio Turnover Rate	385%	934%	160%	628%	256%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods where the Advisor recaptures a portion of the Funds expenses total returns would have been higher.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS
October 31, 2023

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Tactical International Fund (the “Tactical International Fund”), Redwood Systematic Macro Trend (“SMarT”) Fund (the “SMarT Fund”), each a “Fund” and collectively, the “Funds” are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund commenced operations on March 9, 2017. The Tactical International Fund, and SMarT Fund commenced operations on November 2, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund’s investment objective is to seek to generate tax-efficient income, while focusing on managing downside risk. The Tactical International Fund’s investment objective is to seek to generate long-term total return with capital preservation as a secondary objective. The SMarT Fund’s investment objective is to seek to generate capital appreciation while focusing on managing downside risk.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Tactical International Fund, and SMarT Fund each offer Class I and Class N shares. All classes are sold at net asset value (“NAV”). Each share class of a Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Each Fund may fair value a particular bond if the Advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds and certain non-exchange traded closed-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many exchange-traded funds (such as closed-end funds and ETFs), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any exchange-traded fund purchased by the Funds will not change.

The Funds may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board)”. The Board has appointed the Funds’ Advisor as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the Valuation Designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2023 for the Funds’ investments measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
Closed-End Fund	$14,028,000	$—	$—	$14,028,000
Corporate Bonds	—	29,212,457	—	29,212,457
U.S. Government and Agencies	—	44,078,879	—	44,078,879
Short-Term Investments	—	100,766,695	—	100,766,695
Total	$14,028,000	$174,058,031	$—	$188,086,031

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$—	$74,165	$—	74,165
Total	$—	$74,165	$—	$74,165

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Open End Funds	$62,720	—	—	$62,720
Closed-End Fund	20,040,000	—	—	20,040,000
Short-Term Investments	147,922,950	—	—	147,922,950
Total	$168,025,670	—	—	$168,025,670

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$—	$9,461	$—	$9,461

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$138,153,456	$—	$—	$138,153,456
Closed-End Fund	30,060,000	—	—	30,060,000
Short-Term Investments	10,291,786	37,779,758	—	48,071,544
Swaps*	—	31,260	—	31,260
Total	$178,505,242	$37,811,018	$—	$216,316,260

Liabilities
Swaps *	$—	$808,630	$—	$808,630
Total	$—	$808,630	$—	$808,630

Redwood Systematic Macro Trend (“SMarT”) Fund

Open End Funds	$153,627	$—	$—	$153,627
Closed-End Fund	31,062,000	—	—	31,062,000
U.S. Government and Agencies	—	6,990,505	—	6,990,505
Short-Term Investments	2,655,957	193,382,524	—	196,038,481
Total	$33,871,584	$200,373,029	$—	$234,244,613

The Funds did not hold any Level 3 securities during the year.

*	Net unrealized gain (loss) of swap contracts is reported in the above table.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk and credit risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The average month end notional value of the total return swaps that the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund and SMarT Fund invested in during the year ended October 31, 2023 was $141,254,887, $7,435,793, $205,469,653, and $59,225,307, respectively.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The average month end notional value of the credit default swaps that the Managed Volatility Fund invested in during the year ended October 31, 2023 was $24,250,000.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Managed Volatility Fund, monthly for the Municipal Income Fund and annually for the Tactical International Fund and SMarT Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2020 to October 31, 2022 for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund and SMarT Fund or positions expected to be taken in the Funds’ October 31, 2023 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	DERIVATIVES

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of October 31, 2023:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Credit Default Swap Contracts	Unrealized Appreciation on Swap Contracts
Total Return Swap Contracts	Unrealized Appreciation (Depreciation) on Swap Contracts

The following table sets forth the fair value of derivative contracts by primary risk exposure as of October 31, 2023:

Managed Volatility Fund
Asset (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Credit Default Swap Contracts:
Credit Risk	$—	$(67,059)
Total Return Swap Contracts:
Equity Risk	—	(7,106)
Total	$—	$(74,165)

Municipal Income Fund
Liability Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$—	$(9,461)
Total	$—	$(9,461)

Tactical International Fund
Asset (Liabilities) Derivatives Investment Value
Derivative Investment Type	Assets	Liabilities
Total Return Swap Contracts:
Equity Risk	$—	$(777,370)
Total	$—	$(777,370)

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

The following is a summary of the location of derivative investments on the Statements of Operations for the year ended October 31, 2023:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swap Contracts	Net Realized Gain/(Loss) from Security Transactions: Swap Contracts
Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts

The following is a summary of the realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended October 31, 2023:

Managed Volatility Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Year Ended
Derivative Investment Type	Credit Risk	Equity Risk	October 31, 2023
Credit Default Swap Contracts	$81,083	$—	$81,083
Total Return Swap Contracts	—	(577,461)	(577,461)
			(496,378)

Municipal Income Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Year Ended
Derivative Investment Type		Equity Risk	October 31, 2023
Total Return Swap Contracts		$38,478	$38,478

Tactical International Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Year Ended
Derivative Investment Type		Equity Risk	October 31, 2023
Total Return Swap Contracts		$(995,638)	$(995,638)

SMarT Fund
Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
			Total for the Year Ended
Derivative Investment Type		Equity Risk	October 31, 2023
Total Return Swap Contracts		$(422,482)	$(422,482)

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Managed Volatility Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations

			Total for the Year Ended
Derivative Investment Type	Credit Risk	Equity Risk	October 31, 2023
Credit Default Swap Contracts	$23,847	$—	$23,847
Total Return Swap Contracts	—	(9,389,589)	(9,389,589)
			(9,365,742)

Municipal Income Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
		Total for the Year Ended
Derivative Investment Type	Equity Risk	October 31, 2023
Total Return Swap Contracts	$(2,707,636)	$(2,707,636)

Tactical International Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
Total for the Year Ended
Derivative Investment Type	Equity Risk	October 31, 2023
Total Return Swap Contracts	$1,541,270	$1,541,270

SMarT Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
				Total for the Year
	Interest Rate			Ended October 31,
Derivative Investment Type	Risk	Credit Risk	Equity Risk	2023
Total Return Swap Contracts	$—	$—	$265,585	$265,585

Offsetting of Financial Assets and Derivative Assets – The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2023.

Managed Volatility Fund
				Gross Amounts Not Offset in the Statement of
Liabilities				Assets & Liabilities
		Gross Amounts Offset in the	Net Amounts of Liabilities
	Gross Amounts of Recognized	Statement of Assets &	Presented in the Statement
Description	Liabilities	Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$(74,165)	$—	$(74,165)	$—	$74,165	(1)	$—
Total	$(74,165)	$—	$(74,165)	$—	$74,165		$—

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Municipal Income Fund
				Gross Amounts Not Offset in the Statement of
Liabilities				Assets & Liabilities
		Gross Amounts Offset in the	Net Amounts of Liabilities
	Gross Amounts of Recognized	Statement of Assets &	Presented in the Statement
Description	Liabilities	Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$(9,461)	$—	$(9,461)	$—	$9,461	(1)	$—
Total	$(9,461)	$—	$(9,461)	$—	$9,461		$—

Tactical International Fund
				Gross Amounts Not Offset in the Statement of
Assets				Assets & Liabilities
		Gross Amounts Offset in the	Net Amounts of Assets
	Gross Amounts of Recognized	Statement of Assets &	Presented in the Statement
Description	Assets	Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$31,260	$(31,260)	$—	$—	$—		$—
Total	$31,260	$(31,260)	$—	$—	$—		$—

				Gross Amounts Not Offset in the Statement of
Liabilities				Assets & Liabilities
		Gross Amounts Offset in the	Net Amounts of Liabilities
	Gross Amounts of Recognized	Statement of Assets &	Presented in the Statement
Description	Liabilities	Liabilities	of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$(808,630)	$31,260	$(777,370)	$777,370	$—		$—
Total	$(808,630)	$31,260	$(777,370)	$777,370	$—		$—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended October 31, 2023 amounted to the following:

	Purchases		Sales
				United States
		United States Treasury		Treasury Bills &
Fund	Investments	Bills	Investments	Notes
Managed Volatility Fund	$14,756,963	$260,394,090	$4,136,559	$303,876,322
Municipal Income Fund	465,328,712	—	442,591,539	—
Tactical International Fund	614,521,063	393,169,589	590,930,433	414,125,240
SMarT Fund	622,866,956	551,233,807	736,486,795	401,033,159

5.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information (“SAI”) include further information regarding the risks associated with each Fund’s investments. These risks include, but are not limited to:

Managed Volatility Fund: active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit default swaps risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high-yield fixed income securities (“junk bonds”) risk, LIBOR risk, leveraging risk, liquidity risk, managed volatility strategy risk, management risk, market events risk, market risk, model risk, money market instrument risk, portfolio turnover risk, rules-based strategy risk, swap risk, swaptions risk, total return swaps risk, U.S. government securities risk and valuation risk.

Municipal Income Fund: active trading risk, asset allocation risk, borrowing risk, cash positions risk, counterparty risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high yield risk, investment companies and ETFs risk, LIBOR risk, leveraging risk, liquidity risk, management risk, market events risk, market risk, model risk, money market

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

instrument risk, municipal bond risk, portfolio turnover risk, rules-based strategy risk, swap risk, taxability risk, underlying funds risk, U.S. government securities risk and volatility risk.

Tactical International Fund: active trading risk, American depositary receipts risk, cash positions risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, index tracking error risk, investment companies and ETFs risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, passive investment risk, portfolio turnover risk, quantitative investing risk, rules based strategy risk, U.S. government securities risk, valuation risk and volatility risk.

SMarT Fund: bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign (non-U.S.) investment risk, gap risk, high yield risk, investment companies and ETFs risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, portfolio turnover risk, preferred securities risk, quantitative investing risk, real estate investment trust risk, swap risk, U.S. government securities risk, underlying funds risk, valuation risk, and volatility risk.

Cash Positions Risk – The Funds may hold a significant position in cash and/or cash equivalent securities. When a Fund’s investment in cash or cash equivalent securities increases, a Fund may not participate in market advances or declines to the same extent that it would if a Fund was more fully invested. With respect to the Municipal Income Fund, the Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value.

Derivatives Risk – The Funds may invest in derivative instruments. The derivative instruments held by a Fund may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuations. Certain derivatives require a Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. A Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to a Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk – Tactical International Fund, and SMarT Fund are subject to equity risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Fixed Income Securities Risk – When a Fund invests in fixed income securities or derivatives, the value of your investment in a Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for a Fund.

Index Tracking Error Risk – The Tactical International Fund is subject to index tracking error risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, a Fund may not be fully invested in securities

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

of the Index at all times, may deviate from the relative weightings of the Index, or may hold securities not included in the Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including closed-end funds or ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Funds. The risk of owning an investment company (including a closed-end fund or ETF) generally reflects the risk of owning the underlying investments held by the investment company (including a closed-end fund or ETF). The Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, which may include, but is not limited to, those of debt securities, real estate industry or other sectors, mortgage loans and participations and illiquid securities. A Fund may also incur brokerage costs when it purchases and sells closed-end funds or ETFs.

Liquidity Risk – Liquidity risk exists when particular investments of a Fund would be difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. These risks may increase during periods of market turmoil and could have a negative effect on a Fund’s performance. Illiquidity may result from the absence of an established market for investments as well as legal, contractual or other restrictions on their resale and other factors. For example, with respect to a Fund’s investment in interval funds, there may not be a secondary market for the shares and limited liquidity is provided only through such fund’s regular repurchase offers. There is no guarantee that a Fund will be able to sell all of the shares it desires in a regular repurchase offer.

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a Fund’s assets can decline as can the value of a Fund’s distributions. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to a Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Money Market Instrument Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC proposed amendments to money market fund rules that are intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which a Fund invests.

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal. For example, COVID-19 significantly stressed the financial resources of many municipal issuers ability to meet their financial obligations when due and adversely impacting the value of their bonds.

Swap Risk – The Managed Volatility Fund, Municipal Income Fund, SMarT Fund, and Tactical International Fund are each subject to swap risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and a Fund may not be able to seek to achieve its investment objective. See Note 3 to the Financial Statements for further discussion of swaps and credit default swaps.

Credit Default Swaps Risk – Managed Volatility Fund is subject to credit default swaps risk. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). A Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

Real Estate Investment Trust Risk – There is risk that investments in real estate investment trusts (REITs) will make a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under the Code.

Taxability Risk – Municipal Income Fund is subject to taxability risk. There is no guarantee that all of the Municipal Income Fund’s income will remain exempt from federal or state or local income taxes. Income from municipal bonds held by the Fund or an underlying fund in which it invests could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or non-compliant conduct of a bond issuer. A Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in a Fund’s value. In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by a Fund to shareholders to be taxable. If a Fund fails to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Total Return Swaps Risk – A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk – The Funds may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in a Fund’s portfolio may fluctuate due to events or factors that affect industries, sectors or markets generally or that affect a particular investment, industry or sector. The value of an investment in a Fund’s portfolio may also be more volatile than the market as a whole. This may cause a Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of a Fund.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”) . Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Tactical International Fund	0.90%
SMarT Fund	1.00%

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2024 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limit that was in effect at the time the waiver or reimbursement was made. The expense limitations are as follows:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund	1.67%	1.92%	N/A*
Municipal Income Fund	1.00%	1.25%
Tactical International Fund	1.20%	1.45%
SMarT Fund	1.30%	1.55%

*	Effective March 1, 2023, the expense limitation was eliminated for Managed Volatility Class Y. The expense limitation was 1.43% prior to March 1, 2023.

During the year ended October 31, 2023 the Advisor waived advisory fees of $85,838, $128,038, $24,321, and $0 with respect to the Managed Volatility Fund, Municipal Income Fund, the Tactical International Fund and the SMarT Fund, respectively. Cumulative expenses subject to recapture will expire on October 31 of the following years:

	Managed	Municipal Income	Tactical International
Year	Volatility Fund	Fund	Fund	SMarT Fund
2024	$247,949	$106,128	$62,459	$41,530
2025	148,232	16,950	4,521	552
2026	85,838	128,038	24,321	—
Total	$482,019	$251,116	$91,301	$42,082

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Each Fund is invested in the Redwood Real Estate Income Fund. The Advisor is waiving its investment advisory fee with respect to each Fund on the daily net assets of such Fund that are invested in the Redwood Real Estate Income Fund. For the year ended October 31, 2023 the amount of these voluntary affiliated fee waivers was $60,330, $49,666, $95,580, and $109,759 with respect to the Managed Volatility Fund, Municipal Income Fund, the Tactical International Fund and the SMarT Fund, respectively. These fee waivers are not recapturable by the Advisor.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. During the year ended October 31, 2023, Class N paid $ 2,217, $0, $0, and $7 in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund, and SMarT Fund, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes. For the year ended October 31, 2023 there were no underwriting commissions paid.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2023, were as follows:

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Portfolio	Tax Purposes	Appreciation	Depreciation	App/Dep
Redwood Managed Volatility Fund	$195,655,705	$79,813	$(7,723,652)	(7,643,839)
Redwood Managed Municipal Income Fund	167,983,034	40,000	(6,825)	33,175
Redwood AlphaFactor ® Tactical International Fund	220,064,534	318,255	(4,767,612)	(4,449,357)
Redwood Systematic Macro Trend Fund	249,541,266	62,472	(15,359,125)	(15,296,653)

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

8.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

For the year ended October 31, 2023:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$5,274,193	$—	—	$—	$5,274,193
Redwood Managed Municipal Income Fund	744,139	—	667,218	2,839,886	4,251,243
Redwood AlphaFactor ® Tactical International Fund	3,956,471	—	—	—	3,956,471
Redwood Systematic Macro Trend Fund	1,314,356	—	—	—	1,314,356

For the year ended October 31, 2022:
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Redwood Managed Volatility Fund	$16,764,030	$—	$1,067,130.00	$—	$17,831,160
Redwood Managed Municipal Income Fund	—	7,503,545	1,250,087	—	8,753,632
Redwood AlphaFactor ® Tactical International Fund	26,619,767	—	19,002	—	26,638,769
Redwood Systematic Macro Trend Fund	13,270,279	159,316	6,131,765	—	19,561,360

As of October 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Capital Loss	Other	Unrealized	Total
	Ordinary	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Redwood Managed Volatility Fund	$7,639,559	$(93,746,803)	$—	$(7,643,839)	$(93,751,083)
Redwood Managed Municipal Income Fund	—	(21,842,288)	—	33,175	(21,809,113)
Redwood AlphaFactor ® Tactical International Fund	13,036,804	(41,561,415)	—	(4,471,274)	(32,995,885)
Redwood Systematic Macro Trend Fund	21,337,702	—	—	(15,296,653)	6,041,049

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the mark to market treatment of swaps, passive foreign investment companies, and tax deferral of losses on wash sales. In addition, the unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(21,917) for the Redwood AlphaFactor International Fund.

At October 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Redwood Managed Volatility Fund	$80,587,731	$13,159,072	$93,746,803	$—
Redwood Managed Municipal Income Fund	21,676,386	165,902	21,842,288	—
Redwood AlphaFactor ® Tactical International Fund	39,540,254	2,021,161	41,561,415	—
Redwood Systematic Macro Trend Fund	—	—	—	—

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of Fund adjustments for prior year tax returns, resulted in reclassifications for the period ended October 31, 2023 as follows:

Accumulated
Portfolio	Paid In Capital	Earnings (Losses)
Redwood Managed Volatility Fund	$—	$—
Redwood Managed Municipal Income Fund	—	—
Redwood AlphaFactor ® Tactical International Fund	—	—
Redwood Systematic Macro Trend Fund	(3,793)	3,793

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2023 the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control the respective Fund, are as follows:

			Tactical
	Managed Volatility	Municipal	International
Owner	Fund	Income Fund	Fund	SMarT Fund
Charles Schwab (1)	26.5%
National Financial Services (1)	26.0%	31.2%	48.9%	46.0%
LPL Financial (1)	38.0%	40.3%	25.0%	28.3%

(1)	These owners are comprised of multiple investors and accounts.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Adviser determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
Municipal Income Fund	BlackRock Liquidity Funds Muni Cash, Institutional Class	28.8%
	JPMorgan Municipal Money Market Fund, Agency Class	28.8%
	JPMorgan Tax Free Money Market Fund, Agency Class.	28.9%

11.	INVESTMENTS IN AFFILIATED COMPANIES

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

The Managed Volatility Fund, the Municipal Income Fund, the Tactical International Fund and the SMarT Fund had the following transactions during the year ended October 31, 2023, with affiliates:

Managed Volatility Fund	Year Ended October 31, 2023
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value
Fund	October 31, 2022	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	October 31, 2023
Redwood Real Estate Income Fund	$—	$14,000,000	$—	$172,144	$—	$28,000	$14,028,000

Municipal Income Fund	Year Ended October 31, 2023
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value
Fund	October 31, 2022	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	October 31, 2023
Redwood Real Estate Income Fund	$—	$20,000,000	$—	$245,920	$—	$40,000	$20,040,000

Tactical International Fund	Year Ended October 31, 2023
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value
Fund	October 31, 2022	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	October 31, 2023
Redwood Real Estate Income Fund	$—	$30,000,000	$—	$368,880	$—	$60,000	$30,060,000

SMarT Fund	Year Ended October 31, 2023
Net Change in
					Amount of Gain	Unrealized
	Fair Value			Dividends Credited	(Loss) Realized on	Appreciation	Fair Value
Fund	October 31, 2022	Purchases	Sales	to Income	Sale of Shares	(Depreciation)	October 31, 2023
Redwood Real Estate Income Fund	$—	$31,000,000	$—	$381,176	$—	$62,000	$31,062,000

The Managed Volatility Fund, the Municipal Income Fund, the Tactical International Fund and the SMarT Fund invested a portion of assets in the Redwood Real Estate Income Fund, a non-diversified, closed-end interval fund managed by the Advisor. For the year ended October 31, 2023, the Funds’ waived fees as follows pursuant to that arrangement.

Year Ended
Portfolio	October 31, 2023
Redwood Managed Volatility Fund	$60,330
Redwood Managed Municipal Income Fund	49,666
Redwood AlphaFactor ® Tactical International Fund	95,580
Redwood Systematic Macro Trend Fund	109,759

12.	RECENT REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Redwood Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2023

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical International Fund and Redwood Systematic Macro Trend (“SMarT”) Fund and Board of Trustees of Two Roads Shared Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor® Tactical International Fund and Redwood Systematic Macro Trend (“SMarT”) Fund (the “Funds”), each a series of Two Roads Shared Trust, as of October 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets, the related notes, and the financial highlights for each of the years in the two-year period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of their operations for the year then ended, and the changes in net assets, and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended October 31, 2021, and prior years, were audited by other auditors whose report dated December 30, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 29, 2023

COHEN & COMPANY, LTD.
800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Redwood Funds
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
October 31, 2023

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds liquidity risk, taking into consideration, among other factors, the Funds investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended October 31, 2023 the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds liquidity risk management program has been effectively implemented.

Redwood Funds
EXPENSE EXAMPLES (Unaudited)
October 31, 2023

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning May 1, 2023 and held through October 31, 2023.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class I	Expense Ratio	5/1/2023	10/31/2023	Period*	10/31/2023	Period*
Redwood Managed Volatility Fund	1.62%	$1,000.00	$949.40	$7.96	$1,017.04	$8.24
Redwood Managed Municipal Income Fund	1.00%	$1,000.00	$988.30	$5.01	$1,020.16	$5.09
Redwood AlphaFactor® Tactical International Fund	1.22%	$1,000.00	$920.30	$5.91	$1,019.06	$6.21
Redwood Systematic Macro Trend “SMarT” Fund	1.23%	$1,000.00	$953.20	$6.06	$1,019.00	$6.26

Class N
Redwood Managed Volatility Fund	1.87%	$1,000.00	$948.30	$9.18	$1,015.78	$9.50
Redwood Managed Municipal Income Fund	1.25%	$1,000.00	$988.90	$6.27	$1,018.90	$6.36
Redwood AlphaFactor® Tactical International Fund	1.47%	$1,000.00	$920.30	$7.12	$1,017.80	$7.48
Redwood Systematic Macro Trend “SMarT” Fund	1.47%	$1,000.00	$951.70	$7.23	$1,017.80	$7.48

Class Y
Redwood Managed Volatility Fund	1.62%	$1,000.00	$950.00	$7.96	$1,017.04	$8.24

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended October 31, 2023 (184) divided by the number of days in the fiscal year (365).

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2023

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008), Independent Director, OCHEE LP (2021 - present)	10	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); iDirect Private Markets Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018); OHA CLO Enhanced Equity II Genpar LLP (since 2021) and Carlyle Credit Income Fund (since September 2023)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	10	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); iDirect Private Markets Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman McGowan PLLC (legal services) (Since 2016)	10	iDirect Private Markets Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean and Professor (since 2019) of Chicago-Kent College of Law, Illinois Institute of Technology; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017-2018), Professor (2016-2019), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	10	iDirect Private Markets Fund (since 2014); Centerstone Investors Trust (2016-2021)

*	Information as of October 31, 2023.

**	As of October 31, 2023, the Trust was comprised of 30 active portfolios managed by nine unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not hold themselves out as related to any other series within the Trust, except for the Redwood Managed Volatility Portfolio, LeaderShares™ AlphaFactor US Core Equity ETF, LeaderShares™ Equity SKEW ETF, LeaderShares™ Activist Leaders ETF, LeaderShares™ Dynamic Yield ETF and LeaderShares ™ AlphaFactor Tactical Focues ETF, each of which is advised by the Funds’ Adviser.

10/31/23 – Two Roads v2

Redwood Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2023

Officers of the Trust*

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012 - present); Vice President (2004 to 2012); Ultimus Fund Solutions LLC	N/A	N/A
Laura Szalyga Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Ultimus Fund Solutions LLC (since 2015); Assistant Vice President, Ultimus Fund Solutions LLC (2011-2014)	N/A	N/A
Timothy Burdick Year of Birth: 1986	Vice President Since Aug. 2022 Secretary Since Aug. 2022	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – present); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 – 2022); Senior Program Compliance Manager, CJ Affiliate (2016 – 2019).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of October 31, 2023.

**	As of October 31, 2023, the Trust was comprised of 30 active portfolios managed by nine unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not hold themselves out as related to any other series within the Trust, except for the Redwood Managed Volatility Portfolio, LeaderShares™ AlphaFactor US Core Equity ETF, LeaderShares™ Equity SKEW ETF, LeaderShares™ Activist Leaders ETF, LeaderShares™ Dynamic Yield ETF and LeaderShares ™ AlphaFactor Tactical Focues ETF, each of which is advised by the Funds’ Adviser.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-733-3863.

10/31/23 – Two Roads v1

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor
Redwood Investment Management, LLC
4110 N Scottsdale Rd, Suite 125
Scottsdale, AZ 85251

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

REDWOOD-AR23

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(f)	A copy of the code of ethics is attached as an exhibit.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board of trustees has determined that Mark Gersten and Neil M. Kaufman are audit committee financial experts, as defined in Item 3 of Form N-CSR.

(a)(2)	Mr. Mark Gerstan and Mr. Neil M. Kaufman are independent for the purposes of this Item.
(a)(3)	Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series                                                                                                       2022                 2023

Redwood Managed Volatility Fund                                                                      $17,000            $17,000

Redwood Managed Municipal Income Fund                                                        $17,000            $17,000

Redwood AlphaFactor® Tactical International Fund                                            $17,000            $17,000

Redwood Systematic Macro Trend Fund                                                            $17,000           $17,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

Trust Series                                                                                                      2022                 2023

Redwood Managed Volatility Fund                                                                     $3,200              $3,200

Redwood Managed Municipal Income Fund                                                       $3,200             $3,200

Redwood AlphaFactor® Tactical International Fund                                           $3,200              $3,200

Redwood Systematic Macro Trend Fund                                                           $3,200             $3,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item.
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for each of the last two fiscal years ended October 31, 2023 and 2022 respectively are disclosed in (b)-(d) above. There were no services rendered by the registrant's principal accountant to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)        Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b)

under the 1940 Act and Rules 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies

ITEM 13. EXHIBITS

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/James Colantino
President/Principal Executive Officer
Date: January 8, 2024

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: January 8, 2024